RECEIVABLES AND OTHER CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-current receivables from governments	$ 66.3	$ 0.0
Current receivables from governments		$ 32.9